SEGMENTED INFORMATION (Narrative) (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Royalty interest	$ 13,488	$ 14,346	$ 21,943
Serbia [Member]
Disclosure of operating segments [line items]
Royalty interest	$ 200